Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026		Dec. 31, 2025	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 2,832			$ 699
Operating expenses:
Cost of revenue (exclusive of depreciation and amortization below)	113			49
Research and development	17,348			10,009
General and administrative	9,759		12	1,912
Sales and marketing	1,401			228
Depreciation and amortization	1,617			1,277
Other operating income, net	(4,139)			(11)
Total operating expenses	26,099		12	13,464
Loss from operations	(23,267)		(12)	(12,765)
Other income (expense), net:
Interest income (expense), net	(190)			553
Gain on fair value of earn out share liabilities	2,833
Other income, net	20			7
Total other income, net	2,663			560
Net loss	(20,604)		(12)	(12,205)
Net comprehensive loss	$ (20,821)		$ (12)	$ (12,142)
Net loss per share, basic (in Dollars per share)	$ (0.28)	[1]	$ (12,035)	$ (0.22)	[1]
Net loss per share, diluted (in Dollars per share)	$ (0.28)	[1]	$ (12,035)	$ (0.22)	[1]
Weighted average shares outstanding, basic (in Shares)	72,458,652	[1]	1	55,649,457	[1]
Weighted average shares outstanding, diluted (in Shares)	72,458,652	[1]	1	55,649,457	[1]
Comprehensive loss:
Net loss	$ (20,604)		$ (12)	$ (12,205)
Cumulative translation adjustment	$ (217)			$ 63

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.